Cover	Apr. 15, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2022
Entity File Number	001-39120
Entity Registrant Name	US ECOLOGY, INC.
Entity Central Index Key	0001783400
Entity Tax Identification Number	84-2421185
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 S. Capitol Blvd. Suite 1000
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702
City Area Code	208
Local Phone Number	331-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0. 01 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ECOL
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	ECOLW
Security Exchange Name	NASDAQ